BUSINESS COMBINATIONS - Consideration Transferred for Avanxo (Details) - USD ($) $ in Thousands		Dec. 31, 2020		Dec. 31, 2019	May 31, 2019	Feb. 01, 2019	Jan. 17, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Cash paid	[2]	$ 84,643	[1]	$ 103,978				$ 4,328
Total consideration paid net of cash and cash equivalents acquired	[2]	69,060		97,300				$ 4,137
Other financial liabilities - current		19,822		8,937
Other financial liabilities - non current		74,376		1,617
Contingent consideration
Disclosure of detailed information about business combination [line items]
Other financial liabilities - current		19,729		8,937
Other financial liabilities - non current		73,639		1,617
Avanxo
Disclosure of detailed information about business combination [line items]
Cash paid					$ 1,205	$ 42,144
Contingent consideration						2,158
Total consideration paid net of cash and cash equivalents acquired				44,302		$ 44,302	$ 44,460
Avanxo | Contingent consideration
Disclosure of detailed information about business combination [line items]
Other financial liabilities - current		1,145		1,147
Other financial liabilities - non current		$ 0		$ 1,102

[1]	As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers. Non-cash transaction.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)